Investment Strategy	Mar. 27, 2026
Quality Equity Portfolio
Prospectus [Line Items]
Strategy [Heading]	1.The following disclosure is hereby added as the third sentence of the seventh paragraph of the “Principal Investment Strategies” section of each Fund’s Summary Prospectuses and Prospectuses.
Strategy Narrative [Text Block]	The Fund may invest in exchange traded funds (“ETFs”).
Neuberger Quality Equity Fund
Prospectus [Line Items]
Strategy [Heading]	1.The following disclosure is hereby added as the third sentence of the seventh paragraph of the “Principal Investment Strategies” section of each Fund’s Summary Prospectuses and Prospectuses.
Strategy Narrative [Text Block]	The Fund may invest in exchange traded funds (“ETFs”).